Income taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]
17.	Income taxes

($000s)	2019	2018
Current tax expense	-	72
Deferred tax expense	(697)	4,895
	(697)	4,967

Tax recovery recognized directly in equity

($000s)	2019	2018
Share issuance costs	166	204

In 2019, the Company recognized income tax recovery of $0.7 million (2018 - income tax expense of $5.0 million) primarily related to deferred tax recovery arising from the losses in the current year, partially offset by a deferred tax expense arising due to the renouncement of expenditures related to 2018 and 2019 flow-through shares which are capitalized for accounting purposes.

(a)     Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal, Ontario, British Columbia and Northwest Territories statutory income tax rates of 26.60% (2018 - 26.70%).

($000s)	2019	2018
Loss before income taxes	(12,310)	(14,973)
	26.60%	26.70%
Tax expense calculated
Using statutory rates	(3,274)	(3,998)
Non-deductible items	1,113	(298)
Difference in foreign tax rates	11	50
Change in deferred tax rates	(89)	2
Movement in tax benefits not recognized	(395)	1,752
Renouncement of flow-through expenditures	1,904	7,538
Other	33	(79)
Income tax expense	(697)	4,967

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2019	December 31, 2018
Deferred tax assets
Property and equipment	68	65
Provision for reclamation liabilities	70	70
Financing costs	622	818
Non-capital loss carryforwards	25,347	22,547

Deferred tax liabilities
Mineral interests	(48,533)	(46,789)
	(22,426)	(23,289)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2019	December 31, 2018
Marketable securities	227	352
Loss carryforwards	869	874
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	200	215
Provision for reclamation liabilities	1,183	1,507

Deferred tax has not been recognized on the deductible temporary difference of $3.7 million (2018 - $4.0 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2019, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	95,394	2039
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	207,840	Indefinite

US non-capital losses	336	2039
US capital losses	1,674	2023
US tax basis of mineral interest	8,018	Indefinite